Employee Benefits, Future Benefits Expected to be Paid Under the Pension and Other Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Pension benefits qualified [Member]
Future Benefit Payments:
2015	$ 750
2016	741
2017	732
2018	730
2019	738
2020-2024	3,568
Pension benefits nonqualified [Member]
Future Benefit Payments:
2015	92
2016	66
2017	61
2018	57
2019	55
2020-2024	233
Other benefits [Member]
Future Benefit Payments:
2015	88
2016	89
2017	89
2018	89
2019	89
2020-2024	424
Subsidy Receipts:
2015	10
2016	11
2017	11
2018	11
2019	12
2020-2024	$ 59